Derivative Instruments - Narrative (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative assets by counterparty	$ 885,000,000	$ 1,376,000,000
Derivative assets, held collateral	858,000,000	1,576,000,000
Derivative liabilities by counterparty	1,680,000,000	0
Derivative liabilities, held collateral	1,650,000,000	0
Derivative disbursement obligation	30,000,000	200,000,000
Derivative claim	27,000,000	0
Embedded derivatives
Derivative [Line Items]
Net fair value, derivative asset (liability)	(1,136,000,000)	(1,445,000,000)
Derivatives related to funds withheld under reinsurance treaties
Derivative [Line Items]
Net fair value, derivative asset (liability)	3,236,000,000	(83,000,000)
Funds withheld embedded derivative | Derivatives related to funds withheld under reinsurance treaties
Derivative [Line Items]
Net fair value, derivative asset (liability)	$ 3,158,000,000	$ (120,000,000)